EMPLOYEE BENEFITS - Defined benefit pension plan - Variation of the plan obligations (Details) - Defined benefit pension plan - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EMPLOYEE BENEFITS
Obligation at the beginning of the year	R$ 658,492
Cost of service	46,176	R$ 63,616	R$ 74,840
Interest expense	204,604	169,526	170,897
Past service cost			7,093
Actuarial remeasurements	117,644	(1,058,898)	(457,421)
Obligation at the end of the year	498,732	658,492
Present value of the defined benefit obligations
EMPLOYEE BENEFITS
Obligation at the beginning of the year	3,841,213	5,409,065	5,921,285
Cost of service	46,176	63,616	74,840
Interest expense	204,604	169,526	170,897
Payment of benefits	(410,621)	(317,779)	(486,310)
Past service cost			7,093
Settlement			(228,881)
Actuarial remeasurements	117,644	(1,058,898)	(457,421)
Exchange Variance	(225,972)	(424,317)	407,562
Obligation at the end of the year	R$ 3,573,044	R$ 3,841,213	R$ 5,409,065